INTANGIBLE ASSETS, NET (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTANGIBLE ASSETS, NET [Abstract]
Amortization of intangible assets	$ 367	$ 703	$ 818
Estimated aggregate amortization of intangible assets - 2014	492
Estimated aggregate amortization of intangible assets - 2015	145
Estimated aggregate amortization of intangible assets - 2016	20
Estimated aggregate amortization of intangible assets - 2017	20
Estimated aggregate amortization of intangible assets - 2018	20
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	1,527
GIS Database [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	1,017
Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	511
Location Based Services [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	661
Wireless Communications Products [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	$ 866